Dividends - Summary of Interim Financial Reporting (Details) - GBP (£) £ / shares in Units, £ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)			£ 0.6100	£ 0.5800	£ 0.6125
Total dividend			£ 2,489	£ 2,355	£ 2,470
First interim
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)			£ 0.1500	£ 0.1400	£ 0.1750
Total dividend			£ 612	£ 567	£ 704
Second interim
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)			£ 0.1500	£ 0.1400	£ 0.1625
Total dividend			£ 612	£ 568	£ 654
Third interim
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)			£ 0.1500	£ 0.1400	£ 0.1375
Total dividend			£ 612	£ 568	£ 555
Fourth interim
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)			£ 0.1600	£ 0.1600	£ 0.1375
Total dividend			£ 653	£ 652	£ 557
Provision for dividend payable	£ 649	£ 555		£ 649	£ 555
Additional provision for dividend payable	£ 3	£ 2